Cover	Jan. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2024
Entity File Number	000-55790
Entity Registrant Name	LEGACY EDUCATION ALLIANCE, INC.
Entity Central Index Key	0001561880
Entity Tax Identification Number	39-2079974
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	120 N. Main St.
Entity Address, City or Town	New City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10956
City Area Code	(845)
Local Phone Number	925-4597
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false